INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET	7. INVENTORIES, NET
	As of December 31,
	2024	2025
	RMB	RMB

Merchandise and packing materials	34,592	42,887
Less: inventory write-downs	(5,144)	(1,887)
Total inventories, net	29,448	41,000